SUBSEQUENT EVENTS (Details)	1 Months Ended
Apr. 30, 2026 USD ($)
EBP 001 | Subsequent Event [Member]
EBP, Subsequent Event [Line Items]
Plan assets transferred into Merged Plan	$ 158,000,000